Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000006082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	3.63%	26.89%	10.36%	9.36%
C000006079 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(1.91%)	19.96%	8.91%	8.51%
C000006079 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	3.52%	26.60%	10.09%	9.09%
C000006081 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	2.10%	24.55%	9.25%	8.42%
C000006081 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	3.10%	25.55%	9.25%	8.42%
C000199765 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	3.67%	26.95%	10.42%	9.39%
C000006083 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	3.38%	26.18%	9.81%	8.80%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	9.65%	35.19%	15.26%	12.83%
Russell 2500TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500TM Index
Average Annual Return, Percent	4.10%	26.17%	10.43%	9.50%